Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Common Stocks - 98.4%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	551	$203,595
Mercury Systems, Inc. *	171	12,081
Northrop Grumman Corp.	217	70,230
		285,906
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	244	23,285
Expeditors International of Washington, Inc.	1,494	160,889
		184,174
Airlines - 0.3%
Delta Air Lines, Inc. *	1,315	63,488
United Airlines Holdings, Inc. *	116	6,675
		70,163
Auto Components - 0.3%
BorgWarner, Inc.	1,594	73,898

Automobiles - 1.4%
Tesla, Inc. *	573	382,724

Banks - 4.1%
Bank of America Corp.	3,477	134,525
Bank of Hawaii Corp.	74	6,622
Citigroup, Inc.	1,649	119,965
JPMorgan Chase & Co.	2,868	436,596
Signature Bank	152	34,367
SVB Financial Group *	40	19,746
Truist Financial Corp.	2,380	138,802
Wells Fargo & Co.	4,840	189,099
		1,079,722
Beverages - 2.0%
Coca-Cola Co. (The)	5,718	301,396
Molson Coors Beverage Co., Class B *	355	18,158
PepsiCo, Inc.	1,497	211,751
		531,305
Biotechnology - 2.7%
AbbVie, Inc.	1,886	204,103
Alexion Pharmaceuticals, Inc. *	43	6,575
Amgen, Inc.	490	121,917
Biogen, Inc. *	122	34,130
Gilead Sciences, Inc.	3,584	231,634
Regeneron Pharmaceuticals, Inc. *	86	40,690
Vertex Pharmaceuticals, Inc. *	344	73,922
		712,971
Building Products - 1.2%
A O Smith Corp.	186	12,576
Carrier Global Corp.	795	33,565
Lennox International, Inc.	238	74,158
Trane Technologies PLC	1,200	198,672
		318,971
Capital Markets - 2.9%
Bank of New York Mellon Corp. (The)	2,209	104,464

	Shares/ Principal	Fair Value

Capital Markets (continued)
Charles Schwab Corp. (The)	1,002	$65,310
CME Group, Inc.	298	60,861
Invesco Ltd.	2,054	51,802
Moody's Corp.	66	19,708
Morgan Stanley	4,836	375,564
State Street Corp.	390	32,764
T Rowe Price Group, Inc.	294	50,450
		760,923
Chemicals - 1.8%
Axalta Coating Systems Ltd. *	120	3,550
Ecolab, Inc.	445	95,261
FMC Corp.	305	33,736
Linde PLC	240	67,234
LyondellBasell Industries NV, Class A	164	17,064
PPG Industries, Inc.	1,685	253,188
		470,033
Commercial Services & Supplies - 0.7%
Cintas Corp.	55	18,772
Copart, Inc. *	1,075	116,756
IAA, Inc. *	1,004	55,360
		190,888
Communications Equipment - 0.9%
Cisco Systems, Inc.	4,493	232,333

Construction & Engineering - 0.3%
EMCOR Group, Inc.	491	55,070
Quanta Services, Inc.	206	18,124
		73,194
Construction Materials - 0.0%†
Martin Marietta Materials, Inc.	36	12,090

Consumer Finance - 1.0%
Ally Financial, Inc.	1,196	54,071
American Express Co.	1,482	209,614
		263,685
Containers & Packaging - 0.3%
Amcor PLC	1,880	21,959
AptarGroup, Inc.	237	33,576
Crown Holdings, Inc.	383	37,166
		92,701
Distributors - 0.2%
Pool Corp.	148	51,096

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. *	119	20,402
Graham Holdings Co., Class B	48	26,997
Terminix Global Holdings, Inc. *	695	33,131
		80,530
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B *	371	94,779
Voya Financial, Inc.	2,292	145,863
		240,642

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Diversified Telecommunication - 1.0%
AT&T, Inc.	5,542	$167,756
Verizon Communications, Inc.	1,806	105,019
		272,775
Electric Utilities - 1.2%
Avangrid, Inc.	207	10,311
Eversource Energy	646	55,937
NextEra Energy, Inc.	1,687	127,554
Xcel Energy, Inc.	1,910	127,034
		320,836
Electrical Equipment - 0.2%
Generac Holdings, Inc. *	11	3,602
Rockwell Automation, Inc.	220	58,397
		61,999
Electronic Equipment, Instruments & Components - 0.3%
Flex Ltd. *	2,479	45,390
Itron, Inc. *	315	27,925
		73,315
Energy Equipment & Services - 0.9%
Schlumberger NV	8,378	227,798
TechnipFMC PLC *	1,988	15,347
		243,145
Entertainment - 1.8%
Electronic Arts, Inc.	204	27,616
Lions Gate Entertainment Corp., Class B *	1,088	14,035
Netflix, Inc. *	211	110,070
Roku, Inc. *	9	2,932
Walt Disney Co. (The) *	1,679	309,809
Zynga, Inc., Class A *	1,098	11,211
		475,673
Equity Real Estate Investment - 1.3%
Brixmor Property Group, Inc.	1,042	21,080
Equinix, Inc.	197	133,879
Kilroy Realty Corp.	931	61,101
Park Hotels & Resorts, Inc. *	220	4,748
Prologis, Inc.	1,103	116,918
Simon Property Group, Inc.	172	19,568
		357,294
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	1,146	403,942
Walmart, Inc.	637	86,524
		490,466
Food Products - 1.7%
Bunge Ltd.	127	10,067
General Mills, Inc.	1,427	87,504
Hershey Co. (The)	1,167	184,573
J M Smucker Co. (The)	59	7,465
Kellogg Co.	1,456	92,165

	Shares/ Principal	Fair Value

Food Products (continued)
McCormick & Co., Inc.	714	$63,660
		445,434
Gas Utilities - 0.1%
Atmos Energy Corp.	398	39,342

Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. *	149	80,688
Becton Dickinson and Co.	132	32,096
Danaher Corp.	453	101,961
Dexcom, Inc. *	139	49,955
Edwards Lifesciences Corp. *	679	56,792
Envista Holdings Corp. *	604	24,643
Hill-Rom Holdings, Inc.	306	33,807
Hologic, Inc. *	104	7,735
IDEXX Laboratories, Inc. *	115	56,271
Intuitive Surgical, Inc. *	8	5,912
Medtronic PLC	1,026	121,201
Stryker Corp.	12	2,923
		573,984
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	773	91,268
Anthem, Inc.	274	98,352
Cardinal Health, Inc.	1,227	74,540
Centene Corp. *	66	4,218
Cigna Corp.	242	58,501
CVS Health Corp.	291	21,892
Henry Schein, Inc. *	280	19,387
Humana, Inc.	96	40,248
McKesson Corp.	797	155,447
UnitedHealth Group, Inc.	691	257,101
		820,954
Health Care Technology - 0.3%
Cerner Corp.	1,067	76,696

Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc., Class A *	61	11,464
Aramark	751	28,373
Chipotle Mexican Grill, Inc. *	24	34,100
McDonald's Corp.	821	184,019
MGM Resorts International	93	3,533
Six Flags Entertainment Corp. *	112	5,204
Travel + Leisure Co.	914	55,900
Wendy's Co. (The)	492	9,968
Wyndham Hotels & Resorts, Inc.	922	64,337
Wynn Resorts Ltd. *	345	43,253
		440,151
Household Durables - 0.3%
DR Horton, Inc.	478	42,599
iRobot Corp. *	53	6,476
KB Home	544	25,312
		74,387

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Household Products - 1.1%
Colgate-Palmolive Co.	2,986	$235,386
Procter & Gamble Co. (The)	364	49,297
		284,683
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp., Class A	103	4,820
Sunnova Energy International, Inc. *	450	18,369
		23,189
Industrial Conglomerates - 1.6%
Honeywell International, Inc.	1,751	380,089
Roper Technologies, Inc.	135	54,451
		434,540
Insurance - 2.6%
Allstate Corp. (The)	843	96,861
Athene Holding Ltd., Class A *	847	42,689
First American Financial Corp.	733	41,525
Hanover Insurance Group, Inc. (The)	79	10,227
Marsh & McLennan Cos., Inc.	1,078	131,300
MetLife, Inc.	2,734	166,200
Progressive Corp. (The)	840	80,312
Travelers Cos., Inc. (The)	612	92,045
Willis Towers Watson PLC	100	22,888
		684,047
Interactive Media & Services - 6.5%
Alphabet, Inc., Class A *	329	678,569
Alphabet, Inc., Class C *	224	463,373
Facebook, Inc., Class A *	1,783	525,147
Twitter, Inc. *	705	44,859
		1,711,948
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. *	314	971,541
eBay, Inc.	887	54,320
Etsy, Inc. *	88	17,747
		1,043,608
IT Services - 5.5%
Accenture PLC, Class A	1,090	301,112
Automatic Data Processing, Inc.	802	151,153
Fidelity National Information Services, Inc.	714	100,396
Fiserv, Inc. *	191	22,737
Mastercard, Inc., Class A	687	244,606
PayPal Holdings, Inc. *	1,043	253,282
Visa, Inc., Class A	1,848	391,277
		1,464,563
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	296	37,633
Bruker Corp.	538	34,583
Thermo Fisher Scientific, Inc.	119	54,309
		126,525

	Shares/ Principal	Fair Value

Machinery - 2.1%
AGCO Corp.	107	$15,371
Caterpillar, Inc.	168	38,954
Cummins, Inc.	198	51,304
Deere & Co.	535	200,165
Fortive Corp.	913	64,494
Graco, Inc.	51	3,653
Illinois Tool Works, Inc.	59	13,070
Oshkosh Corp.	234	27,766
Timken Co. (The)	72	5,844
Xylem, Inc.	1,173	123,376
		543,997
Media - 1.0%
Comcast Corp., Class A	2,246	121,531
Discovery, Inc., Class A *	189	8,214
Discovery, Inc., Class C *	250	9,222
Omnicom Group, Inc.	633	46,937
Sirius XM Holdings, Inc.	10,331	62,916
TEGNA, Inc.	1,087	20,468
		269,288
Metals & Mining - 0.4%
Newmont Corp.	418	25,193
Reliance Steel & Aluminum Co.	463	70,510
		95,703
Multiline Retail - 1.0%
Kohl's Corp.	381	22,711
Nordstrom, Inc. *	1,545	58,509
Target Corp.	881	174,500
		255,720
Multi-Utilities - 0.8%
Consolidated Edison, Inc.	2,708	202,558

Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.	994	104,161
Cimarex Energy Co.	386	22,924
Devon Energy Corp.	889	19,425
Diamondback Energy, Inc.	179	13,155
EQT Corp. *	398	7,395
Hess Corp.	910	64,392
Kinder Morgan, Inc.	4,700	78,255
Phillips 66	2,424	197,653
Valero Energy Corp.	604	43,246
		550,606
Personal Products - 0.1%
Coty, Inc., Class A *	766	6,902
Estee Lauder Cos, Inc. (The), Class A	69	20,068
		26,970
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	3,700	233,581
Catalent, Inc. *	137	14,427
Johnson & Johnson	2,114	347,436
Merck & Co., Inc.	1,375	105,999

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Pfizer, Inc.	4,334	$157,021
		858,464
Professional Services - 0.3%
Equifax, Inc.	183	33,147
IHS Markit Ltd.	362	35,034
ManpowerGroup, Inc.	77	7,615
Robert Half International, Inc.	111	8,666
		84,462
Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A *	1,441	113,998

Road & Rail - 0.5%
CSX Corp.	317	30,565
Landstar System, Inc.	206	34,002
Ryder System, Inc.	437	33,059
Schneider National, Inc., Class B	1,575	39,328
		136,954
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. *	1,366	107,231
Applied Materials, Inc.	1,958	261,589
Enphase Energy, Inc. *	93	15,081
Intel Corp.	4,909	314,176
Lam Research Corp.	77	45,833
NVIDIA Corp.	502	268,033
QUALCOMM, Inc.	1,630	216,122
Texas Instruments, Inc.	242	45,735
		1,273,800
Software - 9.0%
Adobe, Inc. *	735	349,397
Cadence Design Systems, Inc. *	875	119,866
HubSpot, Inc. *	115	52,234
Intuit, Inc.	760	291,126
Microsoft Corp.	5,388	1,270,329
salesforce.com, Inc. *	290	61,442
ServiceNow, Inc. *	363	181,540
VMware, Inc., Class A *	387	58,224
Zendesk, Inc. *	44	5,835
		2,389,993
Specialty Retail - 1.8%
Best Buy Co., Inc.	490	56,257
Home Depot, Inc. (The)	618	188,645
Lowe's Cos., Inc.	668	127,040
TJX Cos., Inc. (The)	1,433	94,793
		466,735
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	12,160	1,485,344
Dell Technologies, Inc., Class C *	609	53,683
Hewlett Packard Enterprise Co.	10,286	161,902

	Shares/ Principal	Fair Value

Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	770	$24,447
		1,725,376
Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co., Class A	492	11,764
Lululemon Athletica, Inc. *	23	7,054
NIKE, Inc., Class B	1,052	139,800
Ralph Lauren Corp. *	101	12,439
Tapestry, Inc. *	337	13,888
Under Armour, Inc., Class C *	154	2,843
		187,788
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	154	7,314
New York Community Bancorp, Inc.	6,276	79,203
		86,517
Tobacco - 0.0%†
Philip Morris International, Inc.	63	5,591

Trading Companies & Distributors - 0.5%
SiteOne Landscape Supply, Inc. *	315	53,783
WW Grainger, Inc.	178	71,366
		125,149
Wireless Telecommunication Services - 0.0%†
U.S. Cellular Corp. *	208	7,588

Total Common Stocks (Cost - $19,474,109)		26,054,760
Short-Term Investments - 2.6%
Money Market Funds - 2.6%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $690,900)	690,900	690,900

Total Investments - 101.0% (Cost - $20,165,009)		$26,745,660
Other Assets Less Liabilities - Net (1.0)%		(260,159)
Total Net Assets - 100.0%		$26,485,501

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	4	6/18/2021	$793,480	$6,115